                       SUPPLEMENT DATED SEPTEMBER 5, 2000
                     TO PROSPECTUS DATED FEBRUARY 28, 2000
                               OF ING FUNDS TRUST

                           ING LARGE CAP GROWTH FUND
                            ING GROWTH & INCOME FUND
                            ING MID CAP GROWTH FUND
                           ING SMALL CAP GROWTH FUND
                          ING GLOBAL BRAND NAMES FUND
                         ING INTERNATIONAL EQUITY FUND
                            ING EUROPEAN EQUITY FUND
                         ING TAX EFFICIENT EQUITY FUND
                      ING TAX EFFICIENT EQUITY VALUE FUND
                                 ING FOCUS FUND
                     ING GLOBAL INFORMATION TECHNOLOGY FUND
                         ING GLOBAL COMMUNICATIONS FUND
                               ING INTERNET FUND
                              ING INTERNET FUND II
                               ING BALANCED FUND
                        ING EMERGING MARKETS EQUITY FUND
                          ING GLOBAL REAL ESTATE FUND
                            ING QUALITY OF LIFE FUND

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus. This Supplement replaces the Supplement dated April 14, 2000.

- ING Funds Trust is currently offering only thirteen of the eighteen funds listed in the Prospectus. These funds are: ING Large Cap Growth Fund, ING Growth & Income Fund, ING Mid Cap Growth Fund, ING Small Cap Growth Fund, ING Global Brand Names Fund, ING International Equity Fund, ING European Equity Fund, ING Tax Efficient Equity Fund, ING Focus Fund, ING Global Information Technology Fund, ING Global Communications Fund, ING Internet Fund and ING Emerging Markets Equity Fund. The ING Tax Efficient Equity Value Fund, ING Internet Fund II, ING Balanced Fund, ING Global Real Estate Fund and ING Quality of Life Fund, although listed in the Prospectus, are not being offered as of the date of this supplement.

- The ING Internet Fund will be closed to new investors upon reaching $500 million of assets under management. At such point, existing shareholders will be permitted to continue to make additional investments in the Fund.

- The third paragraph under the sub-section entitled "Portfolio Managers" in the section of the Prospectus entitled "Management of the Funds" concerning the management of the ING Growth & Income Fund should be deleted and the following paragraph should be inserted as the third paragraph:

    ING Growth & Income Fund. Mr. Martin Jansen has primary responsibility for managing the Fund and heads a five-member team of investment professionals. Mr. Jansen has been employed by IIMA as an investment professional since 1997 and has 20 years of investment experience.

- On September 5, 2000, ING Funds Distributor, Inc. entered into a Sub-Distribution Agreement with Pilgrim Securities, Inc. ("Pilgrim Securities"). Under the Sub-Distribution Agreement, Pilgrim Securities may offer Class A, Class B and Class C shares of the ING Funds. Pilgrim Securities also may provide assistance and support to a broker-dealer in connection with the sale of the Class A, Class B and Class C shares of the ING Funds by such broker-dealer, provided that the broker-dealer has entered into a dealer agreement ("Dealer Agreement") with Pilgrim Securities under which it is authorized to sell such shares of one or more of the ING Funds. Dealer concessions and trails paid to a broker-dealer who sells Class A, Class B and Class C shares of the ING Funds offered by Pilgrim Securities will be pursuant to the Dealer Agreement.

- In connection with 401(k) Plans that invest $1 million or more in Class A shares of ING Funds, ING Funds Distributor, Inc. will pay dealer compensation of 1% of the purchase price of the shares to the dealer from its own resources at the time of the initial roll-over investment.

- ING Mutual Funds Management Co. LLC and Starwood Preferred Guests are providing purchasers of Class C shares who purchase their shares directly through ING Funds Distributor, Inc. the opportunity to earn Starpoints. Through September 30, 2000, one Starpoint will be earned for every $2 invested in Class C shares of the ING Funds and purchased directly through ING Funds Distributor, Inc. After September 30, 2000 new investments will receive one

  Starpoint for every $4 invested in Class C shares of the ING Funds and purchased directly through ING Funds Distributor, Inc. The offer is valid only for new purchases of the Class C shares of ING Funds by individual, joint and custodial accounts. IRAs and other retirement accounts may not participate in this program. A valid Starwood Preferred Guest membership number must be provided at the time of the application. Starpoints received through this program reduce an investor's tax basis in his shares by 2 cents per Starpoint. ING Mutual Funds Management Co. LLC or an affiliate thereof will purchase the Starpoints from Starwood Preferred Guest from its own resources and not from the resources of the Funds.

  To receive benefits under this program with respect to the earning and redemption of Starpoints associated with Starwood Preferred Guest, you must join or be a member of Starwood Preferred Guest and have paid for at least one night's lodging at a qualifying room rate with Starwood Hotels & Resorts. As stated above, a valid Starwood Preferred Guest membership number must be provided at the time of application. All promotions associated with Starwood Preferred Guest are subject to the general Terms and Conditions of the Starwood Preferred Guest Program, which are subject to change.

If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.

                                ING-EQSUPP-00-3

                       SUPPLEMENT DATED SEPTEMBER 5, 2000
                     TO PROSPECTUS DATED FEBRUARY 28, 2000
                               OF ING FUNDS TRUST

                           ING INTERMEDIATE BOND FUND
                            ING HIGH YIELD BOND FUND
                          ING INTERNATIONAL BOND FUND
                            ING MORTGAGE INCOME FUND
                       ING NATIONAL TAX-EXEMPT BOND FUND
                             ING STABLE VALUE FUND

                            CLASS A, B AND C SHARES

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus. This Supplement replaces the Supplement dated February 28, 2000.

- ING Funds Trust is currently offering only four of the six funds listed in the Prospectus. These funds are: ING Intermediate Bond Fund, ING High Yield Bond Fund, ING International Bond Fund and ING National Tax-Exempt Bond Fund. The ING Mortgage Income and ING Stable Value Fund, although listed in the Prospectus, are not being offered as of the date of this supplement.

- On September 5, 2000, ING Funds Distributor, Inc. entered into a Sub-Distribution Agreement with Pilgrim Securities, Inc. ("Pilgrim Securities"). Under the Sub-Distribution Agreement, Pilgrim Securities may offer Class A, Class B and Class C shares of the ING Funds. Pilgrim Securities also may provide assistance and support to a broker-dealer in connection with the sale of the Class A, Class B and Class C shares of the ING Funds by such broker-dealer, provided that the broker-dealer has entered into a dealer agreement ("Dealer Agreement") with Pilgrim Securities under which it is authorized to sell such shares of one or more of the ING Funds. Dealer concessions and trails paid to a broker-dealer who sells Class A, Class B and Class C shares of the ING Funds offered by Pilgrim Securities will be pursuant to the Dealer Agreement.

- In connection with 401(k) Plans that invest $1 million or more in Class A shares of ING Funds, ING Funds Distributor, Inc. will pay dealer compensation of 1% of the purchase price of the shares to the dealer from its own resources at the time of the initial roll-over investment.

- ING Mutual Funds Management Co. LLC and Starwood Preferred Guests are providing purchasers of Class C shares who purchase their shares directly through ING Funds Distributor, Inc. the opportunity to earn Starpoints. Through September 30, 2000, one Starpoint will be earned for every $2 invested in Class C shares of the ING Funds and purchased directly through ING Funds Distributor, Inc. After September 30, 2000 new investments will receive one Starpoint for every $4 invested in Class C shares of the ING Funds and purchased directly through ING Funds Distributor, Inc. The offer is valid only for new purchases of the Class C shares of ING Funds by individual, joint and custodial accounts. IRAs and other retirement accounts may not participate in this program. A valid Starwood Preferred Guest membership number must be provided at the time of the application. Starpoints received through this program reduce an investor's tax basis in his shares by 2 cents per Starpoint. ING Mutual Funds Management Co. LLC or an affiliate thereof will purchase the Starpoints from Starwood Preferred Guest from its own resources and not from the resources of the Funds.

  To receive benefits under this program with respect to the earning and redemption of Starpoints associated with Starwood Preferred Guest, you must join or be a member of Starwood Preferred Guest and have paid for at least one night's lodging at a qualifying room rate with Starwood Hotels & Resorts. As stated above, a valid Starwood Preferred Guest membership number must be provided at the time of application. All promotions associated with Starwood Preferred Guest are subject to the general Terms and Conditions of the Starwood Preferred Guest Program, which are subject to change.

If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.

                                ING-FFSUPP-00-2

                       SUPPLEMENT DATED SEPTEMBER 5, 2000
                     TO PROSPECTUS DATED FEBRUARY 28, 2000
                               OF ING FUNDS TRUST

                           ING INTERMEDIATE BOND FUND
                            ING HIGH YIELD BOND FUND
                          ING INTERNATIONAL BOND FUND
                            ING MORTGAGE INCOME FUND

                              CLASS I AND X SHARES

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus. This Supplement replaces the Supplement dated February 28, 2000.

- ING Funds Trust is currently offering only three of the four funds listed in the Prospectus. These funds are: ING Intermediate Bond Fund, ING High Yield Bond Fund and ING International Bond Fund. The ING Mortgage Income, although listed in the Prospectus, is not being offered as of the date of this supplement.

- On September 5, 2000, ING Funds Distributor, Inc. entered into a Sub-Distribution Agreement with Pilgrim Securities, Inc. ("Pilgrim Securities"). Under the Sub-Distribution Agreement, Pilgrim Securities may offer Class A, Class B and Class C shares of the ING Funds. Pilgrim Securities also may provide assistance and support to a broker-dealer in connection with the sale of the Class A, Class B and Class C shares of the ING Funds by such broker-dealer, provided that the broker-dealer has entered into a dealer agreement ("Dealer Agreement") with Pilgrim Securities under which it is authorized to sell such shares of one or more of the ING Funds. Dealer concessions and trails paid to a broker-dealer who sells Class A, Class B and Class C shares of the ING Funds offered by Pilgrim Securities will be pursuant to the Dealer Agreement.

If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.

                               ING-FFSUPPIX-00-2

                       SUPPLEMENT DATED SEPTEMBER 5, 2000
                     TO PROSPECTUS DATED FEBRUARY 28, 2000
                               OF ING FUNDS TRUST

                             ING MONEY MARKET FUND
                      ING U. S. TREASURY MONEY MARKET FUND
                   ING NATIONAL TAX-EXEMPT MONEY MARKET FUND

                            CLASS A, B AND C SHARES

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus. This Supplement replaces the Supplement dated February 28, 2000.

- ING Funds Trust is currently offering only one of the three Funds listed in the Prospectus. The fund being offered is the ING Money Market Fund. The ING
  U. S. Treasury Money Market Fund and ING National Tax-Exempt money Market Fund, although listed in the Prospectus, are not being offered as of the date of this Supplement.

- On September 5, 2000, ING Funds Distributor, Inc. entered into a Sub-Distribution Agreement with Pilgrim Securities, Inc. ("Pilgrim Securities"). Under the Sub-Distribution Agreement, Pilgrim Securities may offer Class A, Class B and Class C shares of the ING Funds. Pilgrim Securities also may provide assistance and support to a broker-dealer in connection with the sale of the Class A, Class B and Class C shares of the ING Funds by such broker-dealer, provided that the broker-dealer has entered into a dealer agreement ("Dealer Agreement") with Pilgrim Securities under which it is authorized to sell such shares of one or more of the ING Funds. Dealer concessions and trails paid to a broker-dealer who sells Class A, Class B and Class C shares of the ING Funds offered by Pilgrim Securities will be pursuant to the Dealer Agreement.

- In connection with 401(k) Plans that invest $1 million or more in Class A shares of ING Funds, ING Funds Distributor, Inc. will pay dealer compensation of 1% of the purchase price of the shares to the dealer from its own resources at the time of the initial roll-over investment.

- ING Mutual Funds Management Co. LLC and Starwood Preferred Guests are providing purchasers of Class C shares who purchase their shares directly through ING Funds Distributor, Inc. the opportunity to earn Starpoints. Through September 30, 2000, one Starpoint will be earned for every $2 invested in Class C shares of the ING Funds and purchased directly through ING Funds Distributor, Inc. After September 30, 2000 new investments will receive one Starpoint for every $4 invested in Class C shares of the ING Funds and purchased directly through ING Funds Distributor, Inc. The offer is valid only for new purchases of the Class C shares of ING Funds by individual, joint and custodial accounts. IRAs and other retirement accounts may not participate in this program. A valid Starwood Preferred Guest membership number must be provided at the time of the application. Starpoints received through this program reduce an investor's tax basis in his shares by 2 cents per Starpoint. ING Mutual Funds Management Co. LLC or an affiliate thereof will purchase the Starpoints from Starwood Preferred Guest from its own resources and not from the resources of the Funds.

  To receive benefits under this program with respect to the earning and redemption of Starpoints associated with Starwood Preferred Guest, you must join or be a member of Starwood Preferred Guest and have paid for at least one night's lodging at a qualifying room rate with Starwood Hotels & Resorts. As stated above, a valid Starwood Preferred Guest membership number must be provided at the time of application. All promotions associated with Starwood Preferred Guest are subject to the general Terms and Conditions of the Starwood Preferred Guest Program, which are subject to change.

If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.

                                ING-MMSUPP-00-2

                       SUPPLEMENT DATED SEPTEMBER 5, 2000
                     TO PROSPECTUS DATED FEBRUARY 28, 2000
                               OF ING FUNDS TRUST

                             ING MONEY MARKET FUND
                      ING U. S. TREASURY MONEY MARKET FUND

                              CLASS I AND X SHARES

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus. This Supplement replaces the Supplement dated February 28, 2000.

- ING Funds Trust is currently offering only one of the two Funds listed in the Prospectus. The fund being offered is the ING Money Market Fund. The ING U. S. Treasury Money Market Fund, although listed in the Prospectus, is not being offered as of the date of this Supplement.

- On September 5, 2000, ING Funds Distributor, Inc. entered into a Sub-Distribution Agreement with Pilgrim Securities, Inc. ("Pilgrim Securities"). Under the Sub-Distribution Agreement, Pilgrim Securities may offer Class A, Class B and Class C shares of the ING Funds. Pilgrim Securities also may provide assistance and support to a broker-dealer in connection with the sale of the Class A, Class B and Class C shares of the ING Funds by such broker-dealer, provided that the broker-dealer has entered into a dealer agreement ("Dealer Agreement") with Pilgrim Securities under which it is authorized to sell such shares of one or more of the ING Funds. Dealer concessions and trails paid to a broker-dealer who sells Class A, Class B and Class C shares of the ING Funds offered by Pilgrim Securities will be pursuant to the Dealer Agreement.

If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.

                               ING-MMSUPPIX-00-2

                       SUPPLEMENT DATED SEPTEMBER 5, 2000
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 28, 2000
                               OF ING FUNDS TRUST

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Statement of Additional Information. This Supplement replaces the Supplement dated April 14, 2000.

On page 46, under "Description of Class C Shares," in the "Additional Purchase Information " section, add the following information after the "Waiver of Class C CDSL" discussion:

                  Starpoint Program. IMFC and Starwood Preferred Guests are providing purchasers of Class C shares who purchase their shares directly through IFD the opportunity to earn Starpoints. Through September 30, 2000, one Starpoint will be earned for every $2 invested in Class C shares of the ING Funds and purchased directly through IFD. After September 30, 2000 new investments will receive one Starpoint for every $4 invested in Class C shares of the ING Funds and purchased directly through IFD. The offer is valid only for new purchases of the Class C shares of ING Funds by individual, joint and custodial accounts. IRAs and other retirement accounts may not participate in this program. A valid Starwood Preferred Guest membership number must be provided at the time of the application. Starpoints received through this program reduce an investor's tax basis in his shares by 2 cents per Starpoint. IMFC or an affiliate thereof will purchase the Starpoints from Starwood Preferred Guest from its own resources and not from the resources of the Funds.

                  To receive benefits under this program with respect to the earning and redemption of Starpoints associated with Starwood Preferred Guest, you must join or be a member of Starwood Preferred Guest and have paid for at least one night's lodging at a qualifying room rate with Starwood Hotels & Resorts. As stated above, a valid Starwood Preferred Guest membership number must be provided at the time of application. All promotions associated with Starwood Preferred Guest are subject to the general Terms and Conditions of the Starwood Preferred Guest Program, which are subject to change.







                                ING-SAISUPP-00-2